STOCK OPTIONS AND WARRANTS - Summary providing information about stock options outstanding (Details 3) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding, Number of Shares	2,299,000	344,000	528,000
Stock Options Outstanding, Weighted Average Exercise Price	$ 1.79	$ 2.01	$ 1.96
Weighted Average Remaining Contractual Term (in years)	1 year 6 months 29 days	5 years 8 months 1 day	4 years 6 months 29 days
Exercisable, Number of Shares	2,269,000	284,000
Exercisable, Weighted Average Exercise Price	$ 1.78	$ 1.88
Dollar 0.50 To Dollar 1.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 0.50
Upper Range of Exercise Prices	$ 1.00
Stock Options Outstanding, Number of Shares	10,000
Stock Options Outstanding, Weighted Average Exercise Price	$ 0.71
Weighted Average Remaining Contractual Term (in years)	1 year 11 months 1 day
Exercisable, Number of Shares	10,000
Exercisable, Weighted Average Exercise Price	$ 0.71
Dollar 1.01 To Dollar 2.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 1.01
Upper Range of Exercise Prices	$ 2.00
Stock Options Outstanding, Number of Shares	2,127,000
Stock Options Outstanding, Weighted Average Exercise Price	$ 1.73
Weighted Average Remaining Contractual Term (in years)	1 year 3 months
Exercisable, Number of Shares	2,127,000
Exercisable, Weighted Average Exercise Price	$ 1.73
Dollar 2.00 To Dollar 3.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 2.00
Upper Range of Exercise Prices	$ 3.00
Stock Options Outstanding, Number of Shares	156,000
Stock Options Outstanding, Weighted Average Exercise Price	$ 2.60
Weighted Average Remaining Contractual Term (in years)	5 years 6 months 29 days
Exercisable, Number of Shares	126,000
Exercisable, Weighted Average Exercise Price	$ 2.60
Dollar 4.00 To Dollar 5.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 4.00
Upper Range of Exercise Prices	$ 5.00
Stock Options Outstanding, Number of Shares	6,000
Stock Options Outstanding, Weighted Average Exercise Price	$ 4.50
Weighted Average Remaining Contractual Term (in years)	3 months
Exercisable, Number of Shares	6,000
Exercisable, Weighted Average Exercise Price	$ 4.50